Investments (Amortized Cost And Estimated Fair Value Of Debt Securities By Contractual Maturity) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments [Abstract]
Securities Available-for-Sale, Due in one year or less, Cost	$ 2,716
Securities Available-for-Sale, Due after one year through five years, Cost	24,037
Securities Available-for-Sale, Due after five years through ten years, Cost	33,285
Securities Available-for-Sale, Due after ten years, Cost	304,190
Securities Available-for-Sale, Cost, Total	364,228
Securities Available-for-Sale, Due in one year or less, Estimated Fair Value	2,740
Securities Available-for-Sale, Due after one year through five years, Estimated Fair Value	16,267
Securities Available-for-Sale, Due after five years through ten years, Estimated Fair Value	42,038
Securities Available-for-Sale, Due after ten years, Estimated Fair Value	303,636
Securities Available-for-Sale, Estimated Fair Value, Total	364,681
Securities Held-to-Maturity, Due after ten years, Cost	88,937
Securities Held-to-Maturity, Cost, Total	88,937	$ 90,786
Securities Held-to-Maturity, Due after ten years, Estimated Fair Value	90,810
Securities held-to-maturity, Estimated Fair Value	$ 90,810	$ 94,191